Note 8 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Derivative financial assets	$ 121,363	$ 153,767
Derivative financial liabilities	(199,731)	(143,045)
Total net derivative assets (liabilities)	(78,368)	10,722
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(36,846)	(6,588)
Total net derivative assets (liabilities)	(36,846)	(6,588)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	121,363	153,767
Derivative financial liabilities	(162,885)	(136,457)
Total net derivative assets (liabilities)	$ (41,522)	$ 17,310